Property and equipment	9 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Property and equipment

6. Property and equipment

Property and equipment consists of (in thousands):

(in thousands)	March 31, 2023	June 30, 2022
Lab equipment	$1,142	$1,143
Software	1,499	1,476
Office equipment	124	124
Office furniture	35	35
Leasehold improvements	576	576
Total	3,376	3,354
Less accumulated depreciation and amortization	(1,190)	(796)
	$2,186	$2,558

Depreciation expense was $0.1 million and $0.3 million for the three and nine months ended March 31, 2023, respectively. Depreciation expense was $0.1 million and $0.2 million for the three and nine months ended March 31, 2022, respectively.

As of March 31, 2023 there was $1.1 million of unamortized capitalized software development costs. Amortization expense related to capitalized software development costs was $0.04 million and $0.1 million, respectively, for the three and nine months ended March 31, 2023 and $0.03 million and $0.1 million, respectively, for the three and nine months ended March 31, 2022.

As of March 31, 2023, the expected amortization expense for software for the next five years and thereafter is as follows:

(in thousands)
2023	$59
2024	180
2025	180
2026	135
2027	123
Thereafter	411
$1,088